Intangible Assets - Summary of Intangible Assets (Details) $ in Thousands	6 Months Ended
Jun. 30, 2026 USD ($)
Disclosure Of Intangible Assets [Line Items]
Beginning balance	$ 137,747
Ending balance	130,096
Carrying Amount
Disclosure Of Intangible Assets [Line Items]
Beginning balance	159,881
Additions	1,845
Exchange differences	(8,720)
Ending balance	153,006
Accumulated Amortization
Disclosure Of Intangible Assets [Line Items]
Beginning balance	(22,134)
Amortization charge	(2,028)
Exchange differences	1,252
Ending balance	(22,910)
Goodwill
Disclosure Of Intangible Assets [Line Items]
Beginning balance	128,489
Ending balance	121,469
Goodwill | Carrying Amount
Disclosure Of Intangible Assets [Line Items]
Beginning balance	128,489
Exchange differences	(7,020)
Ending balance	121,469
Capitalized Software
Disclosure Of Intangible Assets [Line Items]
Beginning balance	3,904
Ending balance	3,409
Capitalized Software | Carrying Amount
Disclosure Of Intangible Assets [Line Items]
Beginning balance	18,656
Additions	115
Reclassification	783
Exchange differences	(1,038)
Ending balance	18,516
Capitalized Software | Accumulated Amortization
Disclosure Of Intangible Assets [Line Items]
Beginning balance	(14,752)
Amortization charge	(1,220)
Exchange differences	865
Ending balance	(15,107)
Other Intangible Assets
Disclosure Of Intangible Assets [Line Items]
Beginning balance	3,723
Ending balance	3,351
Other Intangible Assets | Carrying Amount
Disclosure Of Intangible Assets [Line Items]
Beginning balance	10,830
Additions	589
Exchange differences	(524)
Ending balance	10,895
Other Intangible Assets | Accumulated Amortization
Disclosure Of Intangible Assets [Line Items]
Beginning balance	(7,107)
Amortization charge	(808)
Exchange differences	371
Ending balance	(7,544)
Ongoing Development Costs
Disclosure Of Intangible Assets [Line Items]
Beginning balance	1,631
Ending balance	1,867
Ongoing Development Costs | Carrying Amount
Disclosure Of Intangible Assets [Line Items]
Beginning balance	1,906
Additions	1,141
Reclassification	(783)
Exchange differences	(138)
Ending balance	2,126
Ongoing Development Costs | Accumulated Amortization
Disclosure Of Intangible Assets [Line Items]
Beginning balance	(275)
Exchange differences	16
Ending balance	$ (259)